Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Ordinary shares, par value (in Dollars per share)		$ 0.0000625
Ordinary shares, shares authorized		800,000,000
Ordinary shares, shares issued		20,300,000
Ordinary shares, shares outstanding		20,300,000
Class A Ordinary shares
Ordinary shares, par value (in Dollars per share)	$ 0.0000625
Ordinary shares, shares authorized	791,000,000
Ordinary shares, shares issued	11,300,000
Ordinary shares, shares outstanding	11,300,000
Class B Ordinary shares
Ordinary shares, par value (in Dollars per share)	$ 0.0000625
Ordinary shares, shares authorized	9,000,000
Ordinary shares, shares issued	9,000,000
Ordinary shares, shares outstanding	9,000,000